Income Taxes - Summary of Loss Before Provision for Income Taxes (Detail)	8 Months Ended
Sep. 30, 2020 USD ($)
Income Tax Disclosure [Abstract]
Domestic	$ 445,150
Foreign	0
Total	$ 445,150